SCHEDULE OF SHORT TERM DEBT (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Bank borrowings, secured
- Trade financing loans	$ 8,748,618	$ 7,722,899
- Short-term loans	14,633,588	7,532,975
Short term debt total	$ 23,382,206	$ 15,255,874